Derivative Instruments - Gross and Net Information About Financial Instruments Subject to Master Netting Arrangements (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Freestanding derivative assets
Gross Amounts Recognized		$ 1,270	$ 1,417
Gross Amounts Offset in the Consolidated Balance Sheets		0	0
Net Amounts Presented in the Consolidated Balance Sheets	[1]	1,270	1,417
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Financial Instruments		385	41
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Cash Collateral		683	817
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Securities Collateral		157	555
Net Amount		45	4
Freestanding derivative liabilities
Gross Amounts Recognized		2,065	41
Gross Amounts Offset in the Consolidated Balance Sheets		0	0
Fair Value	[1]	2,065	41
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Financial Instruments		385	41
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Cash Collateral		0	0
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Securities Collateral		1,638	0
Net Amount		42	0
Securities loaned
Gross Amounts Recognized		33	14
Gross Amounts Offset in the Consolidated Balance Sheets		0	0
Net Amounts Presented in the Consolidated Balance Sheets		33	14
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Financial Instruments		0	0
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Cash Collateral		33	14
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Securities Collateral		0	0
Net Amount		0	0
Repurchase agreements
Gross Amounts Recognized		1,012	1,572
Gross Amounts Offset in the Consolidated Balance Sheets		0	0
Net Amounts Presented in the Consolidated Balance Sheets		1,012	1,572
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Financial Instruments		0	0
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Cash Collateral		0	0
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Securities Collateral		1,012	1,572
Net Amount		0	0
Total financial liabilities
Gross Amounts Recognized		3,110	1,627
Gross Amounts Offset in the Consolidated Balance Sheets		0	0
Net Amounts Presented in the Consolidated Balance Sheets		3,110	1,627
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Financial Instruments		385	41
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Cash Collateral		33	14
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Securities Collateral		2,650	1,572
Net Amount		$ 42	$ 0

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.